Segment Information (Tables)	12 Months Ended
Jul. 31, 2012
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The following table represents net revenue based on the customer’s location, as determined by the customer’s shipping address (in thousands):

	Year Ended July 31,
	2010	2011	2012
Americas	$62,620	$82,730	$108,660
Europe, Middle East and Africa	29,266	35,190	40,666
Asia Pacific	10,282	14,915	19,920
Total net revenue	$102,168	$132,835	$169,246
Our property and equipment, net by location is summarized as follows (in thousands):

	As of July 31,
	2011	2012
Americas	$4,859	$6,180
Asia Pacific	141	194
Europe, Middle East and Africa	87	124
	$5,087	$6,498